EuroPacific Growth Fund®
Investment portfolio
June 30, 2022
unaudited
Common stocks 86.87% Information technology 15.02%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.	204,995,649	$3,281,751
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	7,029,376	574,651
ASML Holding NV	7,487,908	3,577,034
Shopify, Inc., Class A, subordinate voting shares[1]	28,915,158	903,310
Nice, Ltd. (ADR)[1,2,3]	4,273,407	822,417
Nice, Ltd.[1,2]	272,435	52,296
SK hynix, Inc.	12,222,993	856,664
Keyence Corp.	2,499,290	854,342
Tokyo Electron, Ltd.	2,257,600	737,114
Hexagon AB, Class B	68,026,988	706,554
Edenred SA2	12,949,090	610,243
Nomura Research Institute, Ltd.	22,248,919	591,971
SAP SE	6,458,666	588,373
Adyen NV1	365,302	531,352
Halma PLC[2]	20,019,692	489,593
Samsung Electronics Co., Ltd.	10,971,127	481,634
Fujitsu, Ltd.	3,028,900	378,724
STMicroelectronics NV	11,038,070	347,020
Dassault Systemes SE	9,189,020	338,145
Amadeus IT Group SA, Class A, non-registered shares[1]	5,676,040	316,207
Nemetschek SE	4,206,915	254,643
Capgemini SE	1,290,824	221,102
Worldline SA, non-registered shares[1,3]	5,901,325	218,800
OBIC Co., Ltd.	1,461,155	206,660
MediaTek, Inc.	8,077,000	176,842
Constellation Software, Inc.	101,961	151,363
Kingdee International Software Group Co., Ltd.[1]	59,042,000	138,448
Infosys, Ltd. (ADR)	7,117,082	131,737
Reply SpA	995,035	120,646
Atlassian Corp. PLC, Class A1	612,025	114,693
TELUS International (Cda), Inc., subordinate voting shares[1,3]	4,275,856	107,196
Suse SA1,3	4,352,181	98,788
Nuvei Corp., subordinate voting shares[1]	2,685,134	97,042
EPAM Systems, Inc.[1]	319,789	94,267
PagSeguro Digital, Ltd., Class A1	8,711,968	89,211
Zscaler, Inc.[1]	593,251	88,697
Infineon Technologies AG	3,613,952	87,447
NXP Semiconductors NV	573,200	84,851
Flat Glass Group Co., Ltd., Class H1,3	22,456,000	78,986
ASM International NV	306,546	76,649
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1,3]	2,796,463	62,351
Lightspeed Commerce, Inc., subordinate voting shares[1]	57,719	1,287
Silergy Corp.	776,218	62,523
SUMCO Corp.[3]	4,699,200	60,922
Microsoft Corp.	227,886	58,528
Canva, Inc.[1,4,5,6]	37,779	57,674
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Endava PLC, Class A (ADR)[1]	582,885	$51,451
Sinch AB1,3	14,582,893	47,463
TE Connectivity, Ltd.	408,963	46,274
TDK Corp.	1,443,300	44,571
JustSystems Corp.	1,248,848	35,299
Block, Inc., Class A (CDI)[1]	323,164	20,187
Nexi SpA[1]	2,120,193	17,562
ALTEN SA, non-registered shares	150,396	16,360
StoneCo, Ltd., Class A1	1,884,592	14,511
Hundsun Technologies, Inc., Class A	2,050,904	13,339
Bechtle AG, non-registered shares	209,957	8,583
AVEVA Group PLC	307,345	8,422
BE Semiconductor Industries NV	157,368	7,565
		20,312,335
Health care 12.01%
Novo Nordisk A/S, Class B	24,224,352	2,686,759
Daiichi Sankyo Company, Ltd.	95,071,610	2,408,322
WuXi Biologics (Cayman), Inc.[1]	198,818,978	1,819,239
AstraZeneca PLC	9,965,412	1,310,137
Olympus Corp.	50,364,600	1,012,080
Siemens Healthineers AG	16,820,595	854,740
Sonova Holding AG	2,578,059	820,960
CSL, Ltd.	3,078,673	571,767
Lonza Group AG	1,018,718	543,160
WuXi AppTec Co., Ltd., Class A	31,171,300	484,219
WuXi AppTec Co., Ltd., Class H	1,140,840	15,193
Bayer AG	6,387,211	379,654
Novartis AG	4,078,116	345,379
Grifols, SA, Class A, non-registered shares[1]	14,206,396	268,498
Grifols, SA, Class B (ADR)[1]	3,478,957	41,330
Argenx SE (ADR)[1]	727,383	275,591
Shionogi & Co., Ltd.	4,782,402	241,623
Hypera SA, ordinary nominative shares	28,584,628	207,771
BeiGene, Ltd. (ADR)[1]	1,182,767	191,431
BeiGene, Ltd., Class H1,3	531,500	6,672
Coloplast A/S, Class B	1,704,078	194,092
Genmab A/S1	592,410	191,723
Merck KGaA	1,132,812	191,128
Roche Holding AG, nonvoting non-registered shares	455,296	151,924
Roche Holding AG (ADR)	698,229	29,123
M3, Inc.	6,151,690	176,734
HOYA Corp.	1,545,400	131,954
Carl Zeiss Meditec AG, non-registered shares[3]	713,032	85,109
BioNTech SE (ADR)[3]	569,395	84,897
Bachem Holding AG, Class B	1,092,509	75,931
Rede D’Or Sao Luiz SA	13,225,900	73,238
bioMérieux SA	624,052	60,950
Ambu AS, Class B, non-registered shares[3]	5,528,192	53,681
Dechra Pharmaceuticals PLC	1,107,815	46,633
Sartorius Stedim Biotech SA	144,831	45,426
Asahi Intecc Co., Ltd.	2,047,100	30,900
CRISPR Therapeutics AG1,3	470,978	28,621
Hapvida Participacoes e Investimentos SA1	25,262,687	26,404
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,394,613	23,843
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Amplifon SpA	414,343	$12,701
DiaSorin SpA[3]	71,074	9,325
Straumann Holding AG	72,185	8,669
Zai Lab, Ltd.[1]	1,435,480	4,894
Hutchmed China, Ltd. (ADR)[1]	350,806	4,434
CanSino Biologics, Inc., Class H3	332,800	3,408
		16,230,267
Industrials 11.45%
Airbus SE, non-registered shares	23,035,978	2,231,794
Safran SA	9,531,432	941,013
DSV A/S	6,356,301	887,682
Recruit Holdings Co., Ltd.	25,917,824	763,132
SMC Corp.	1,626,482	724,892
Kingspan Group PLC[2]	12,032,818	723,802
Melrose Industries PLC[2]	295,041,988	537,654
MTU Aero Engines AG	2,200,784	400,606
Trane Technologies PLC	2,809,535	364,874
Rentokil Initial PLC	62,078,351	358,646
ASSA ABLOY AB, Class B	16,393,282	348,226
Ryanair Holdings PLC (ADR)[1]	4,946,807	332,673
Ryanair Holdings PLC[1]	1,148,197	13,566
Canadian Pacific Railway, Ltd.[3]	4,797,265	335,041
Rheinmetall AG	1,331,187	307,322
VAT Group AG	1,203,858	287,014
Brenntag SE	4,388,787	285,612
Techtronic Industries Co., Ltd.	25,183,552	262,690
Daikin Industries, Ltd.	1,496,700	239,927
Grab Holdings, Ltd., Class A1,3	91,672,521	231,931
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	55,137,397	226,338
Siemens AG	2,216,684	225,538
Nidec Corp.	3,536,379	218,417
Schneider Electric SE	1,809,734	214,116
BayCurrent Consulting, Inc.[2]	793,878	211,225
NIBE Industrier AB, Class B	26,329,180	197,667
Shenzhen Inovance Technology Co., Ltd., Class A	19,602,976	192,888
Teleperformance SE	605,264	186,036
TFI International, Inc.	2,260,580	181,479
ABB, Ltd.	6,238,444	166,376
ZTO Express (Cayman), Inc., Class A (ADR)	5,663,847	155,473
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	10,668,764	148,597
Epiroc AB, Class B	8,260,920	111,602
Epiroc AB, Class A	2,244,592	34,657
Spirax-Sarco Engineering PLC	1,212,951	145,851
Diploma PLC	5,098,157	138,269
Aena SME, SA, non-registered shares[1]	1,085,647	137,947
Ashtead Group PLC	3,294,864	137,933
CCR SA, ordinary nominative shares	57,060,604	136,615
Adecco Group AG	3,940,702	133,909
AutoStore Holdings, Ltd.[1,3]	89,372,013	127,030
Fluidra, SA, non-registered shares	6,079,219	123,210
DCC PLC	1,983,100	123,067
Checkout Payments Group, Ltd., Series D1,4,5,6	479,280	115,986
Rumo SA	35,849,900	109,397
Experian PLC	3,452,657	101,122
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Hitachi, Ltd.	1,990,300	$94,440
Airports of Thailand PCL, foreign registered shares[1]	44,412,313	89,328
IMCD NV	580,252	79,627
Deutsche Post AG	2,030,658	76,056
Thales SA	606,268	74,366
Lifco AB, Class B	4,223,466	67,812
Centre Testing International Group Co., Ltd.	19,467,567	67,497
Interpump Group SpA	1,597,750	60,913
AirTAC International Group[1]	1,721,923	57,391
Wizz Air Holdings PLC[1]	1,912,835	40,842
InPost SA1,3	6,684,252	38,750
BAE Systems PLC	3,756,161	37,960
Carel Industries SpA	1,276,025	25,354
LIXIL Corp.	1,044,100	19,546
Indutrade AB	1,049,848	19,145
Komatsu, Ltd.	796,300	17,654
Beijer Ref AB, Class B	1,232,060	16,849
Atlas Copco AB, Class B	1,448,455	12,112
TOMRA Systems ASA	591,628	10,973
		15,485,457
Financials 11.16%
AIA Group, Ltd.	241,664,612	2,619,358
Kotak Mahindra Bank, Ltd.	75,516,123	1,588,399
HDFC Bank, Ltd.	51,050,150	871,387
HDFC Bank, Ltd. (ADR)	4,478,668	246,147
CaixaBank, SA	229,087,800	796,321
ICICI Bank, Ltd.	75,113,532	672,643
ICICI Bank, Ltd. (ADR)	933,851	16,566
Aon PLC, Class A	1,870,598	504,463
KBC Groep NV	7,035,289	394,731
Aegon NV	88,544,546	383,038
B3 SA-Brasil, Bolsa, Balcao	180,993,366	379,040
Brookfield Asset Management, Inc., Class A	8,325,091	370,217
FinecoBank SpA	30,321,846	362,879
Toronto-Dominion Bank (CAD denominated)	5,458,476	357,947
Banco Bilbao Vizcaya Argentaria, SA	77,368,866	351,111
Hong Kong Exchanges and Clearing, Ltd.	7,085,022	348,527
DBS Group Holdings, Ltd.	16,075,535	343,426
ING Groep NV	33,766,125	333,718
Ping An Insurance (Group) Company of China, Ltd., Class H	41,235,500	280,358
Ping An Insurance (Group) Company of China, Ltd., Class A	7,054,193	49,200
London Stock Exchange Group PLC	3,104,416	288,414
HDFC Life Insurance Company, Ltd.	39,538,945	275,367
China Merchants Bank Co., Ltd., Class H	33,768,100	225,930
China Merchants Bank Co., Ltd., Class A1	6,029,314	38,008
ABN AMRO Bank NV	23,066,942	259,014
Canadian Imperial Bank of Commerce[3]	4,939,473	239,874
Bajaj Finance, Ltd.	2,635,688	180,240
Bajaj Finserv, Ltd.	1,213,350	167,958
Euronext NV	1,977,731	161,453
Capitec Bank Holdings, Ltd.	1,288,570	156,995
AXA SA	6,866,929	155,870
Futu Holdings, Ltd. (ADR)[1,3]	2,746,867	143,414
EQT AB	6,708,878	137,329
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Tokio Marine Holdings, Inc.	2,191,200	$127,632
Bank Mandiri (Persero) Tbk PT	236,775,800	125,957
UniCredit SpA	11,303,300	107,378
XP, Inc., Class A1	5,936,761	106,624
Société Générale	4,813,841	105,383
Allfunds Group PLC	13,511,313	104,212
Macquarie Group, Ltd.	881,163	100,059
Bank Central Asia Tbk PT	178,938,200	87,082
Bridgepoint Group PLC	28,689,380	84,375
East Money Information Co., Ltd., Class A	20,213,520	76,696
Nu Holdings, Ltd., Class A1,3	20,004,259	74,816
DNB Bank ASA	2,981,816	53,447
Discovery, Ltd.[1]	5,510,876	43,393
Hiscox, Ltd.	2,849,489	32,689
Erste Group Bank AG	1,174,503	29,786
Antin Infrastructure Partners SA	997,610	23,543
Hang Seng Bank, Ltd.	1,306,600	23,062
Skandinaviska Enskilda Banken AB, Class A	2,205,597	21,647
Standard Bank Group, Ltd.	1,731,927	16,519
Partners Group Holding AG	14,661	13,210
Intesa Sanpaolo SpA	6,860,000	12,796
Resona Holdings, Inc.	3,357,300	12,572
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	30,844	1,375
Sberbank of Russia PJSC[1,4,5,7]	48,140,292	—[8]
TCS Group Holding PLC (GDR)[1,4,5]	1,061,209	—[8]
		15,083,595
Consumer discretionary 10.41%
LVMH Moët Hennessy-Louis Vuitton SE	4,957,292	3,021,928
MercadoLibre, Inc.[1]	1,556,389	991,217
Sony Group Corp.	12,021,260	983,018
Flutter Entertainment PLC[1,2]	8,974,622	907,390
Galaxy Entertainment Group, Ltd.	142,154,374	847,839
Evolution AB	8,577,744	779,898
Kering SA	1,466,242	753,062
Hermès International	629,063	703,395
EssilorLuxottica	3,085,905	462,121
Entain PLC[1]	25,753,148	390,299
Li Ning Co., Ltd.	37,242,500	345,049
JD.com, Inc., Class A	7,491,399	241,350
JD.com, Inc., Class A (ADR)	1,425,693	91,558
Ferrari NV (EUR denominated)	1,756,228	322,445
Cie. Financière Richemont SA, Class A	2,811,114	299,324
Pan Pacific International Holdings Corp.	14,717,100	234,836
Midea Group Co., Ltd., Class A	25,373,854	228,900
Maruti Suzuki India, Ltd.	2,112,119	226,550
Booking Holdings, Inc.[1]	128,624	224,962
Mercedes-Benz Group AG	3,543,293	205,043
Domino’s Pizza Enterprises, Ltd.	4,203,475	197,298
Barratt Developments PLC	34,462,372	191,884
Alibaba Group Holding, Ltd. (ADR)[1]	1,263,993	143,691
Alibaba Group Holding, Ltd.[1]	2,422,300	34,543
Persimmon PLC	6,839,576	155,110
Industria de Diseño Textil, SA	6,333,956	143,307
Stellantis NV3	10,161,258	125,460
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC	2,300,061	$121,794
Coupang, Inc., Class A1	9,006,203	114,829
B&M European Value Retail SA	21,963,295	98,041
Prosus NV, Class N	1,306,064	85,516
Bandai Namco Holdings, Inc.	932,153	65,810
D’Ieteren Group	340,137	49,760
On Holding AG, Class A1,3	2,643,716	46,767
adidas AG	246,939	43,672
Astra International Tbk PT	80,668,500	35,874
Nitori Holdings Co., Ltd.	293,500	27,894
JD Health International, Inc.[1]	3,252,750	25,514
Li Auto, Inc., Class A1,3	494,100	9,628
Li Auto, Inc., Class A (ADR)[1]	240,989	9,232
Shimano, Inc.	111,100	18,768
Meituan, Class B1	734,686	18,183
Melco Resorts & Entertainment, Ltd. (ADR)[1]	2,819,396	16,212
Americanas SA, ordinary nominative shares	5,810,162	14,910
IDP Education, Ltd.[3]	791,925	13,021
Melco International Development, Ltd.[1]	17,168,000	12,690
		14,079,592
Energy 8.86%
Reliance Industries, Ltd.[1]	129,508,881	4,256,668
Canadian Natural Resources, Ltd. (CAD denominated)[3]	50,916,223	2,736,075
Cenovus Energy, Inc. (CAD denominated)	66,569,437	1,266,536
TotalEnergies SE	14,237,922	751,552
Aker BP ASA[3]	9,923,372	344,659
Aker BP ASA (SDR)[4]	9,824,392	341,221
Woodside Energy Group, Ltd.	31,092,350	683,334
TC Energy Corp. (CAD denominated)[3]	9,460,828	490,093
Tourmaline Oil Corp.	7,788,074	404,953
Neste OYJ	8,860,106	392,196
INPEX Corp.[3]	12,349,500	133,799
Equinor ASA	3,025,992	105,237
BP PLC	8,890,637	42,024
MEG Energy Corp.[1]	1,672,359	23,152
Orron Energy AB3	3,335,346	2,279
Gazprom PJSC (ADR)[4,5]	39,657,268	—[8]
Rosneft Oil Company PJSC (GDR)[4,5]	3,432,340	—[8]
		11,973,778
Materials 7.50%
Vale SA, ordinary nominative shares (ADR)	69,168,696	1,011,938
Vale SA, ordinary nominative shares	51,090,560	747,402
Sika AG	6,294,368	1,450,543
Fortescue Metals Group, Ltd.	103,355,595	1,250,611
Linde PLC	2,527,712	726,793
Linde PLC (EUR denominated)[3]	1,178,333	338,283
First Quantum Minerals, Ltd.[2]	50,547,933	958,966
Shin-Etsu Chemical Co., Ltd.	4,964,600	559,835
Koninklijke DSM NV	3,357,615	482,402
Lundin Mining Corp.[2]	47,756,056	302,742
CCL Industries, Inc., Class B, nonvoting shares	6,334,250	299,391
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	29,232,051	224,754
HeidelbergCement AG	4,612,586	221,580
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Ivanhoe Mines, Ltd., Class A1	31,124,816	$179,176
Akzo Nobel NV	2,702,828	177,367
CRH PLC	4,329,784	149,734
Givaudan SA	39,892	140,279
JSR Corp.	5,087,136	131,978
Wacker Chemie AG	893,682	128,867
Croda International PLC	1,494,010	117,704
Glencore PLC	18,253,312	98,900
Sociedad Química y Minera de Chile SA, Class B (ADR)	1,160,778	96,960
OCI NV	2,403,264	79,282
Anglo American Platinum, Ltd.	765,630	67,062
Yunnan Energy New Material Co., Ltd., Class A	1,729,573	64,707
BASF SE	1,483,550	64,558
Air Liquide SA, non-registered shares	274,326	36,832
Asian Paints, Ltd.	831,597	28,381
Gerdau SA (ADR)	1,653,615	7,094
		10,144,121
Consumer staples 5.98%
Nestlé SA	15,172,243	1,771,115
Kweichow Moutai Co., Ltd., Class A	5,186,978	1,584,538
British American Tobacco PLC	19,630,367	841,021
Philip Morris International, Inc.	5,724,911	565,278
Danone SA	9,858,562	550,244
Seven & i Holdings Co., Ltd.	8,537,136	331,405
Anheuser-Busch InBev SA/NV	5,295,322	285,009
Reckitt Benckiser Group PLC	3,439,450	258,328
Avenue Supermarts, Ltd.[1]	5,870,943	253,215
Treasury Wine Estates, Ltd.	30,086,549	235,708
Carlsberg A/S, Class B	1,346,146	171,456
Kobe Bussan Co., Ltd.	6,816,000	167,034
CP ALL PCL, foreign registered shares	76,974,200	130,834
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	22,356,952	130,081
L’Oréal SA, non-registered shares	291,853	100,715
Godrej Consumer Products, Ltd.[1]	10,323,995	99,034
Fomento Económico Mexicano, SAB de CV	13,765,300	92,930
Pernod Ricard SA	432,267	79,410
Chocoladefabriken Lindt & Sprüngli AG	695	72,874
Coca-Cola HBC AG (CDI)	2,965,111	65,764
Shiseido Company, Ltd.[3]	1,508,500	60,549
Kerry Group PLC, Class A	598,870	57,324
Dabur India, Ltd.	7,659,423	48,101
Uni-Charm Corp.	1,419,164	47,487
Ocado Group PLC[1]	3,583,120	34,074
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,524,137	34,071
COSMOS Pharmaceutical Corp.	201,300	19,332
		8,086,931
Communication services 2.80%
Bharti Airtel, Ltd.[1]	100,570,769	872,277
Bharti Airtel, Ltd., interim shares[1]	5,244,406	20,082
Tencent Holdings, Ltd.	12,903,297	582,776
Sea, Ltd., Class A (ADR)[1]	6,550,540	437,969
NetEase, Inc.	15,996,500	293,763
Deutsche Telekom AG	13,051,134	259,123
EuroPacific Growth Fund — Page 7 of 13

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Universal Music Group NV	11,417,527	$228,938
SoftBank Group Corp.	5,722,300	220,786
Ubisoft Entertainment SA1	4,403,097	193,336
Nintendo Co., Ltd.	390,700	168,973
Cellnex Telecom, SA, non-registered shares	4,240,491	164,555
Informa PLC[1]	20,310,579	130,741
Nippon Telegraph and Telephone Corp.	2,252,300	64,674
Vivendi SE	4,826,128	49,038
Vodafone Group PLC	17,133,587	26,417
Spotify Technology SA1	219,370	20,583
SoftBank Corp.	1,744,400	19,369
Adevinta ASA[1]	2,533,070	18,298
Viaplay Group AB, Class B1	366,201	7,514
Yandex NV, Class A1,4,5	11,166,532	—[8]
		3,779,212
Utilities 1.08%
ENN Energy Holdings, Ltd.[2]	71,265,550	1,170,685
Engie SA	12,716,855	146,140
Enel SpA	15,033,271	82,236
Ørsted AS	276,091	28,859
Iberdrola, SA, non-registered shares	2,511,414	26,045
		1,453,965
Real estate 0.60%
ESR Group, Ltd.[1]	140,057,200	378,398
Goodman Logistics (HK), Ltd. REIT	17,153,005	211,223
Country Garden Services Holdings Co., Ltd.	32,659,498	145,467
Ayala Land, Inc.	116,734,007	54,137
Longfor Group Holdings, Ltd.[3]	3,797,000	17,928
		807,153
Total common stocks (cost: $93,411,977,000)		117,436,406
Preferred securities 0.74% Health care 0.42%
Sartorius AG, nonvoting non-registered preferred shares	1,186,381	414,506
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	13,213,689	156,197
		570,703
Consumer discretionary 0.20%
Porsche Automobil Holding SE, nonvoting preferred shares	3,999,962	264,584
Materials 0.06%
Gerdau SA, preferred nominative shares	20,228,242	86,387
Financials 0.06%
Itaú Unibanco Holding SA, preferred nominative shares	19,300,000	83,603
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,4,5,6]	3,308	5,050
EuroPacific Growth Fund — Page 8 of 13

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Canva, Inc., Series A-3, noncumulative preferred shares[1,4,5,6]	133	$203
Canva, Inc., Series A-4, noncumulative preferred shares[1,4,5,6]	11	17
Canva, Inc., Series A-5, noncumulative preferred shares[1,4,5,6]	9	13
		5,283
Total preferred securities (cost: $967,739,000)		1,010,560
Rights & warrants 0.12% Health care 0.12%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,4,7]	10,273,704	159,592
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	3,603,493	1,963
Total rights & warrants (cost: $197,628,000)		161,555
Short-term securities 13.09% Money market investments 12.16%
Capital Group Central Cash Fund 1.38%[2,9]	164,366,720	16,433,385
Money market investments purchased with collateral from securities on loan 0.93%
Capital Group Central Cash Fund 1.38%[2,9,10]	4,381,076	438,020
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[9,10]	201,100,000	201,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[9,10]	188,500,000	188,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%[9,10]	175,900,000	175,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[9,10]	150,800,000	150,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[9,10]	102,587,330	102,587
		1,256,907
Total short-term securities (cost: $17,692,893,000)		17,690,292
Total investment securities 100.82% (cost: $112,270,237,000)		136,298,813
Other assets less liabilities (0.82)%		(1,110,037)
Net assets 100.00%		$135,188,776
Investments in affiliates2

	Value of affiliates at 4/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 5.02%
Information technology 1.46%
Nice, Ltd. (ADR)[1,3]	$939,629	$—	$3,396	$916	$(114,732)	$822,417	$—
Nice, Ltd.[1]	59,878	—	216	61	(7,427)	52,296	—
Edenred SA	642,713	—	2,550	1,231	(31,151)	610,243	12,497
Halma PLC	656,097	—	2,179	1,420	(165,745)	489,593	—
						1,974,549
EuroPacific Growth Fund — Page 9 of 13

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Investments in affiliates2  (continued)

	Value of affiliates at 4/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Industrials 1.09%
Kingspan Group PLC	$1,313,155	$—	$92,678	$(72,736)	$(423,939)	$723,802	$—
Melrose Industries PLC	479,499	—	2,044	(164)	60,363	537,654	3,873
BayCurrent Consulting, Inc.	320,713	—	28,665	(8,014)	(72,809)	211,225	72
						1,472,681
Financials 0.00%
Commerzbank AG, non-registered shares[1,4,11]	546,771	—	504,468	46,150	(88,453)	—	—
UniCredit SpA[12]	1,308,485	—	994,853	(176,951)	(29,303)	—	70,309
						—
Consumer discretionary 0.67%
Flutter Entertainment PLC[1]	1,036,681	—	6,550	(256)	(122,485)	907,390	—
Materials 0.93%
First Quantum Minerals, Ltd.	1,730,787	24,035	4,492	4,021	(795,385)	958,966	198
Lundin Mining Corp.	485,938	—	1,432	(106)	(181,658)	302,742	3,405
						1,261,708
Consumer staples 0.00%
Swedish Match AB11	699,563	86,835	1,057,547	260,613	10,536	—	9,789
Utilities 0.87%
ENN Energy Holdings, Ltd.	1,066,324	—	4,327	2,786	105,902	1,170,685	19,211
Total common stocks						6,787,013
Short-term securities 12.48%
Money market investments 12.16%
Capital Group Central Cash Fund 1.38%[9]	16,166,512	5,199,742	4,929,502	(361)	(3,006)	16,433,385	32,074
Money market investments purchased with collateral from securities on loan 0.32%
Capital Group Central Cash Fund 1.38%[9,10]	221,737	216,283[13]				438,020	—[14]
Total short-term securities						16,871,405
Total 17.50%				$58,610	$(1,859,292)	$23,658,418	$151,428
Private placement securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D	1/11/2022	$148,840	$115,986.09%
Canva, Inc.	8/26/2021-11/4/2021	64,403	57,674.04
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	5,639	5,050.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	227	203.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	19	17.00
Canva, Inc., Series A-5, noncumulative preferred shares	11/4/2021	15	13.00
Total		$ 219,143	$ 178,943.13%
EuroPacific Growth Fund — Page 10 of 13

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $2,028,017,000, which represented 1.50% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $679,756,000, which represented .50% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $159,592,000, which represented .12% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2022.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2022. Refer to the investment portfolio for the security value at 6/30/2022.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of June 30, 2022 (dollars in thousands):
EuroPacific Growth Fund — Page 12 of 13

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,254,661	$—	$57,674	$20,312,335
Health care	16,230,267	—	—	16,230,267
Industrials	15,369,471	—	115,986	15,485,457
Financials	15,083,595	—	—*	15,083,595
Consumer discretionary	14,079,592	—	—	14,079,592
Energy	11,632,557	341,221	—*	11,973,778
Materials	10,144,121	—	—	10,144,121
Consumer staples	8,086,931	—	—	8,086,931
Communication services	3,779,212	—	—*	3,779,212
Utilities	1,453,965	—	—	1,453,965
Real estate	807,153	—	—	807,153
Preferred securities	1,005,277	—	5,283	1,010,560
Rights & warrants	1,963	159,592	—	161,555
Short-term securities	17,690,292	—	—	17,690,292
Total	$135,619,057	$500,813	$178,943	$136,298,813
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-016-0822O-S85348	EuroPacific Growth Fund — Page 13 of 13